Changes in Troubled Debt Restructurings (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 Loan	Dec. 31, 2013 Loan
Financing Receivable, Impaired [Line Items]
Number of Loans, Charge-off	1
Number of Loans	4	5
Additional loans with concessions, Recorded Investment	$ 0
Charge-off, Recorded Investment	(2,028)
Principal paydowns, Recorded Investment	(350)
Post-Modification Outstanding Recorded Investment	$ 4,741	$ 7,119